UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7139

Fidelity Hereford Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2006

Item 1. Reports to Stockholders

Fidelity® Money Market Fund (formerly Spartan® Money Market Fund)

Annual Report April 30, 2006

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Shareholder Expense	5	An example of shareholder expenses.
Example
Investment Changes/	6	A summary of major shifts in the fund’s
Performance		investments over the past six months and
		one year, and performance information.
Investments	7	A complete list of the fund’s investments.
Financial Statements	19	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	23	Notes to the financial statements.
Report of Independent	27
Registered Public
Accounting Firm
Trustees and Officers	28
Distributions	39
Board Approval of	40
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, funda mental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Stud ies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Invest ing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Actual	$ 1,000.00	$ 1,020.40	$ 2.10
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,022.71	$ 2.11

* Expenses are equal to the Fund’s annualized expense ratio of .42%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

5 Annual Report

Investment Changes/Performance

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	4/30/06	10/31/05	4/30/05
0 – 30	68.8	68.7	56.3
31 – 90	22.8	25.8	32.0
91 – 180	2.7	3.3	10.3
181 – 397	5.7	2.2	1.4
Weighted Average Maturity
	4/30/06	10/31/05	4/30/05
Fidelity Money Market Fund	38 Days	31 Days	39 Days
All Taxable Money Market Funds Average*	38 Days	35 Days	36 Days

Current and Historical Seven Day Yields
	5/2/06	1/31/06	11/1/05	8/2/05	5/3/05
Fidelity Money Market Fund	4.52%	4.12%	3.60%	3.03%	2.60%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report 6

Investments April 30, 2006
Showing Percentage of Net Assets

Corporate Bonds 0.6%
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
Alliance Capital Management LP
8/15/06	5.13%	$ 3,000	$ 3,003
Continental Cablevision, Inc.
5/15/06	4.70	3,200	3,204
PNC Funding Corp.
8/1/06	4.63	4,500	4,511
8/1/06	4.66	5,000	5,011
Sprint Capital Corp.
8/17/06	4.76	7,935	7,934
Verizon Wireless Capital LLC
12/15/06	4.83	6,665	6,684
TOTAL CORPORATE BONDS			30,347

Certificates of Deposit 22.3%

Domestic Certificates Of Deposit – 0.4%
Countrywide Bank, Alexandria Virginia
5/15/06	4.76 (d)	16,000	16,000
Huntington National Bank, Columbus
7/24/06	5.11	5,000	5,000
			21,000
London Branch, Eurodollar, Foreign Banks – 6.0%
Barclays Bank PLC
7/19/06	4.00	25,000	25,000
Calyon
7/17/06	4.00	25,000	25,000
7/18/06	4.00	25,000	25,000
2/12/07	5.00	30,000	30,000
Credit Agricole SA
7/18/06	4.00	25,000	25,000
2/5/07	4.90	30,000	30,000
Credit Industriel et Commercial
1/16/07	4.81	60,000	60,000
1/25/07	4.81	60,000	60,000
2/6/07	4.97	30,000	30,000
Deutsche Bank AG
1/30/07	4.86	20,000	20,000
			330,000

See accompanying notes which are an integral part of the financial statements.

7 Annual Report

Investments continued

Certificates of Deposit continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
New York Branch, Yankee Dollar, Foreign Banks – 15.9%
Barclays Bank PLC
5/10/06	4.80%	$ 170,000	$ 170,001
6/29/06	5.05 (c)	35,000	35,000
BNP Paribas SA
8/30/06	4.25	7,290	7,290
Canadian Imperial Bank of Commerce
5/15/06	4.98 (d)	60,000	60,000
5/23/06	4.93 (d)	25,000	25,000
Credit Suisse First Boston New York Branch
5/19/06	4.89 (d)	30,000	30,000
6/26/06	4.93 (d)	50,000	50,000
7/19/06	5.05 (d)	35,000	35,000
Deutsche Bank AG
6/5/06	4.80 (d)	40,000	40,000
DZ Bank AG Deutsche Genosbank
7/5/06	5.00	15,000	15,000
Eurohypo AG
5/2/06	4.88	25,000	25,000
5/8/06	4.90	10,000	10,000
6/29/06	4.72 (a)	27,000	27,000
8/7/06	4.74 (a)	25,000	25,000
Mizuho Corporate Bank Ltd.
5/8/06	4.82	45,000	45,000
5/10/06	4.83	40,000	40,000
5/10/06	4.85	4,000	4,000
6/29/06	5.08 (c)	36,000	36,000
6/30/06	5.08 (c)	36,000	36,000
Skandinaviska Enskilda Banken AB
7/6/06	4.97 (d)	70,000	69,998
Sumitomo Mitsui Banking Corp.
5/4/06	4.81	14,000	14,000
5/8/06	4.82	17,000	17,000
5/19/06	4.90	7,000	7,000
Unicredito Italiano Spa
5/12/06	4.69 (d)	45,000	45,000
			868,289

TOTAL CERTIFICATES OF DEPOSIT			1,219,289

See accompanying notes which are an integral part of the financial statements.

Annual Report

8

Commercial Paper 14.3%
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
ALLTEL Corp.
5/1/06	4.86% (b)	$ 7,000	$ 7,000
8/2/06	5.18 (b)	9,000	8,881
Aquifer Funding LLC
5/3/06	4.83	13,000	12,997
5/5/06	4.83	23,000	22,988
Bavaria TRR Corp.
5/1/06	4.90	17,000	17,000
5/2/06	4.82	2,000	2,000
5/8/06	4.83	10,000	9,991
5/25/06	5.02	50,000	49,833
British Telecommunications PLC
5/26/06	4.99	4,000	3,986
Citibank Credit Card Master Trust I (Dakota Certificate Program)
5/12/06	4.83	10,000	9,985
Citigroup Funding, Inc.
5/30/06	5.00	5,000	4,980
ConocoPhillips
5/1/06	4.95	15,000	15,000
5/1/06	4.93	6,000	5,998
5/1/06	4.95	10,000	9,996
5/2/06	4.84	20,000	19,997
5/3/06	4.85	3,000	2,999
5/9/06	4.90	5,000	4,995
5/23/06	4.95	1,000	997
6/19/06	5.02	5,000	4,966
DaimlerChrysler NA Holding Corp.
5/2/06	4.91	2,000	2,000
5/8/06	4.93	3,000	2,997
5/16/06	4.99	6,000	5,988
5/17/06	5.02	9,000	8,980
5/18/06	5.04	5,000	4,988
5/30/06	5.12	5,000	4,979
Dominion Resources, Inc.
5/2/06	4.86	10,000	9,999
5/3/06	4.87	2,000	1,999
5/9/06	4.90	1,000	999
5/10/06	4.88	4,000	3,995
5/15/06	5.03	4,000	3,992
DZ Bank AG
5/8/06	4.82	15,000	14,986

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

Investments continued

Commercial Paper continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
Emerald (MBNA Credit Card Master Note Trust)
5/1/06	4.81%	$ 15,000	$ 15,000
5/2/06	4.69	12,000	11,998
5/24/06	4.88	5,000	4,985
7/6/06	5.00	15,000	14,864
7/7/06	5.00	5,000	4,954
FCAR Owner Trust
7/18/06	4.76	30,000	29,698
7/25/06	4.75	10,000	9,890
Federated Retail Holdings, Inc.
5/17/06	4.94	4,000	3,991
Fortune Brands, Inc.
5/3/06	4.79	2,000	1,999
5/3/06	4.80	3,000	2,999
5/15/06	4.88	2,000	1,996
6/5/06	4.99	1,000	995
6/5/06	5.00	1,000	995
6/12/06	5.02	5,000	4,971
6/13/06	5.03	7,000	6,958
6/19/06	5.11	1,485	1,475
7/11/06	5.12	5,000	4,950
7/17/06	5.14	5,000	4,946
7/25/06	5.18	4,000	3,952
France Telecom SA
5/3/06	4.74 (b)	3,000	2,999
5/11/06	4.91 (b)	3,000	2,996
5/19/06	5.05 (b)	1,500	1,496
6/19/06	5.06 (b)	5,000	4,966
6/19/06	5.07 (b)	2,000	1,986
6/23/06	5.10 (b)	4,000	3,970
7/11/06	5.11 (b)	3,000	2,970
7/18/06	5.11 (b)	3,000	2,967
Giro Funding US Corp.
5/2/06	4.81	5,000	4,999
John Deere Capital Corp.
5/1/06	4.81	7,000	7,000
5/1/06	4.82	5,000	5,000
5/5/06	4.87	2,000	1,999
Kellogg Co.
5/8/06	4.85	2,000	1,998
5/9/06	4.87	2,000	1,998
5/11/06	4.87	4,000	3,995

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Commercial Paper continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
Kellogg Co. – continued
6/8/06	4.95%	$ 2,000	$ 1,990
6/19/06	5.04	3,000	2,980
6/26/06	4.97	2,000	1,985
7/25/06	5.14	4,000	3,952
Lennar Corp.
5/30/06	5.07	4,000	3,982
5/30/06	5.08	6,000	5,973
Monument Gardens Funding
5/2/06	4.88	5,000	4,999
Motown Notes Program
5/2/06	4.68	4,000	3,999
5/3/06	4.70	15,000	14,996
5/8/06	4.84	5,000	4,995
7/5/06	5.01	30,000	29,732
Nissan Motor Acceptance Corp.
5/4/06	4.83	1,000	1,000
5/30/06	4.84	4,000	3,985
Paradigm Funding LLC
5/3/06	4.80	10,000	9,997
5/4/06	4.81	10,000	9,996
5/10/06	4.81	5,000	4,994
Park Granada LLC
5/8/06	4.82	5,000	4,995
5/9/06	4.80	35,000	34,963
Park Sienna LLC
5/1/06	4.87	15,000	15,000
5/5/06	4.88	8,000	7,996
5/10/06	4.82	5,000	4,994
Sprint Nextel Corp.
5/10/06	4.89	5,000	4,994
Strand Capital LLC
7/5/06	5.00	7,000	6,938
7/7/06	5.00	5,000	4,954
Stratford Receivables Co. LLC
5/3/06	4.82	10,000	9,997
5/4/06	4.83	10,000	9,996
5/12/06	4.84	10,000	9,985
5/15/06	4.86	5,000	4,991
5/18/06	4.87	5,000	4,989
The Walt Disney Co.
5/2/06	4.81	14,000	13,998

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Commercial Paper continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
The Walt Disney Co. – continued
7/18/06	5.07%	$ 14,000	$ 13,848
Time Warner, Inc.
5/30/06	5.06 (b)	18,000	17,927
Viacom, Inc.
5/1/06	5.06 (b)	10,000	10,000
5/5/06	5.06 (b)	6,400	6,396
Weatherford International Ltd.
5/24/06	4.86 (b)	3,000	2,991
6/1/06	4.95 (b)	5,000	4,979
6/12/06	5.02 (b)	2,000	1,988
Whirlpool Corp.
5/1/06	4.90	1,000	1,000
5/24/06	4.98	3,000	2,990
6/19/06	5.05	3,000	2,980
Xcel Energy, Inc.
10/17/06	5.35	5,500	5,365
TOTAL COMMERCIAL PAPER			782,255

U.S. Treasury Obligations 1.0%

U.S. Treasury Bills – 1.0%
8/3/06	4.50	27,770	27,451
8/3/06	4.53	27,770	27,449
TOTAL U.S. TREASURY OBLIGATIONS			54,900

Bank Notes 0.6%

M&I Marshall & Ilsley Bank
5/15/06	4.88 (d)	5,000	5,000
12/15/06	4.80	20,000	20,043
12/15/06	4.83	10,000	10,021
TOTAL BANK NOTES			35,064

Master Notes 3.5%

Goldman Sachs Group, Inc.
5/9/06	4.90 (d)(f)	60,000	60,000
5/10/06	4.91 (d)(f)	60,000	60,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Master Notes continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
Goldman Sachs Group, Inc. – continued
5/11/06	4.91% (d)(f)	$ 17,000	$ 17,000
5/30/06	4.85 (d)(f)	55,000	55,000
TOTAL MASTER NOTES			192,000

Medium Term Notes 26.7%

AIG Matched Funding Corp.
6/15/06	4.93 (d)	35,000	35,000
7/3/06	5.00 (d)	30,000	30,000
7/11/06	5.04 (d)	30,000	30,000
7/24/06	5.10 (d)	30,000	30,000
Allstate Life Global Funding II
5/8/06	4.90 (b)(d)	5,000	5,000
5/15/06	4.92 (b)(d)	5,000	5,000
5/15/06	4.96 (b)(d)	10,000	10,000
ASIF Global Financing XXX
5/23/06	4.96 (b)(d)	25,000	25,000
Australia & New Zealand Banking Group Ltd.
5/23/06	4.93 (b)(d)	18,000	18,000
Bayerische Landesbank Girozentrale
5/19/06	4.78 (d)	45,000	45,000
BellSouth Corp.
4/26/07	5.34 (b)	45,000	44,481
BMW U.S. Capital LLC
5/15/06	4.90 (d)	8,000	8,000
ConocoPhillips
7/11/06	5.03 (d)	12,000	12,000
Countrywide Bank, Alexandria Virginia
5/15/06	4.91 (d)	13,000	13,000
Cullinan Finance Corp.
5/15/06	4.86 (b)(d)	20,000	19,999
General Electric Capital Corp.
5/8/06	4.86 (d)	64,000	64,000
5/9/06	4.95 (d)	55,000	55,000
5/17/06	5.00 (d)	60,000	60,002
HBOS Treasury Services PLC
6/26/06	5.00 (d)	60,000	60,000
HSBC Finance Corp.
5/8/06	4.83 (d)	50,000	50,000

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Medium Term Notes continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
HSBC Finance Corp. – continued
5/24/06	4.98% (d)	$ 22,000	$ 22,000
HSH Nordbank AG
5/23/06	4.95 (b)(d)	22,000	22,000
ING USA Annuity & Life Insurance Co.
6/26/06	5.03 (d)(f)	11,000	11,000
Links Finance LLC
5/15/06	4.86 (b)(d)	10,000	9,999
MBIA Global Funding LLC
7/17/06	5.03 (b)(d)	9,000	9,000
Merrill Lynch & Co., Inc.
5/4/06	4.89 (d)	13,000	13,010
5/15/06	4.88 (d)	55,000	55,000
Metropolitan Life Insurance Co.
5/8/06	4.85 (b)(d)	5,000	5,000
Morgan Stanley
5/1/06	4.94 (d)	7,000	7,000
5/4/06	4.89 (d)	15,000	15,000
5/15/06	4.93 (d)	17,000	17,000
5/30/06	5.06 (d)	31,000	31,000
Nordea Bank AB
5/11/06	4.83 (b)(d)	6,000	6,001
Pacific Life Global Funding
5/15/06	4.90 (d)	5,000	5,000
RACERS
5/22/06	4.97 (b)(d)	50,000	50,000
Royal Bank of Scotland PLC
5/22/06	4.92 (b)(d)	45,000	45,000
SBC Communications, Inc.
6/5/06	3.96 (b)	14,170	14,175
Security Life of Denver Insurance Co.
5/30/06	4.89 (d)(f)	8,000	8,000
SLM Corp.
5/2/06	4.88 (b)(d)	35,000	35,000
9/30/06	4.74	13,000	12,927
Verizon Global Funding Corp.
6/15/06	5.02 (b)(d)	145,000	145,000
Wachovia Asset Securitization Issuance LLC
5/25/06	4.95 (b)(d)	7,091	7,091
Washington Mutual Bank FA
5/15/06	4.88 (d)	9,000	9,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Medium Term Notes continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
Washington Mutual Bank, California
5/24/06	5.09% (d)	$ 45,000	$ 45,000
5/31/06	4.74 (d)	30,000	30,000
6/20/06	4.91 (d)	31,000	31,000
7/26/06	4.98 (d)	35,000	35,000
Wells Fargo & Co.
5/2/06	4.88 (d)	30,000	30,000
5/15/06	4.89 (d)	52,500	52,500
WestLB AG
5/10/06	4.89 (b)(d)	24,000	24,000
6/30/06	4.99 (b)(d)	26,000	26,000
Westpac Banking Corp.
6/12/06	4.93 (d)	10,000	10,000
TOTAL MEDIUM TERM NOTES			1,457,185

Short Term Notes 4.4%

Jackson National Life Insurance Co.
7/1/06	5.13 (d)(f)	34,000	34,000
Metropolitan Life Insurance Co.
5/30/06	5.10 (b)(d)	10,000	10,000
7/3/06	5.11 (d)(f)	25,000	25,000
Monumental Life Insurance Co.
5/2/06	4.88 (d)(f)	35,000	35,000
5/2/06	4.97 (d)(f)	29,000	29,000
New York Life Insurance Co.
6/30/06	5.06 (d)(f)	60,000	60,000
Transamerica Occidental Life Insurance Co.
5/2/06	4.85 (d)(f)	50,000	50,000
TOTAL SHORT TERM NOTES			243,000

Asset Backed Securities 0.2%

Wind Master Trust Notes
9/25/06	4.96 (b)(d)	4,000	4,000
Wind Trust
2/25/07	4.96 (b)(d)	6,000	6,000
TOTAL ASSET BACKED SECURITIES			10,000

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Municipal Securities 1.2%
		Principal Amount	Value (Note 1)
		(000s)	(000s)

California Statewide Cmntys. Dev. Auth. Rev. TRAN
Series C4, 3.93% 6/30/06		$ 10,000	$ 10,000
Connecticut Hsg. Fin. Auth. (Hsg. Mortgage Fin. Prog.)
Series F2, 4.95% (AMBAC Insured), VRDN (d)		19,785	19,785
Michigan Gen. Oblig. Bonds (Multi-Modal School Ln.
Prog.) Series 2005 B, 4.64% tender 10/11/06
(Liquidity Facility DEPFA BANK PLC), CP mode		11,000	11,000
Mississippi Gen. Oblig. (Nissan Proj.) Series B,
4.9% (Liquidity Facility Dexia Cr. Local de France),
VRDN (d)		26,600	26,600

TOTAL MUNICIPAL SECURITIES			67,385

Repurchase Agreements 27.2%
		Maturity
		Amount (000s)

In a joint trading account (Collateralized by U.S.
Government Obligations) dated 4/28/06 due 5/1/06 At:
4.78%		$ 9,959	9,955
4.81%		287,664	287,549
With:
Banc of America Securities LLC At 5.01%, dated 4/28/06
due 5/1/06 (Collateralized by Mortgage Loan
Obligations valued at $74,550,001, 0% – 8.46%,
10/25/19 – 5/10/43)		71,030	71,000
Citigroup Global Markets, Inc. At:
4.93%, dated 4/28/06 due 5/1/06 (Collateralized by
Commercial Paper Obligations valued at
$116,280,000, 0%, 5/3/06 – 5/24/06)		114,047	114,000
4.98%, dated 4/28/06 due 5/1/06 (Collateralized by
Corporate Obligations valued at $162,750,000,
6.63% – 10.88%, 8/15/06 – 3/1/23)		155,064	155,000
Credit Suisse First Boston, Inc. At 4.93%, dated 4/28/06
due 5/1/06 (Collateralized by Corporate Obligations
valued at $113,220,828, 4.38% – 8.5%, 12/1/06 -
12/31/26)		111,046	111,000
Deutsche Bank Securities, Inc. At 4.95%, dated 4/28/06
due 5/1/06 (Collateralized by Mortgage Loan
Obligations valued at $204,000,000, 5.5%, 5/25/36)		200,083	200,000
Goldman Sachs & Co. At 4.98%, dated 2/22/06 due
5/23/06 (Collateralized by Corporate Obligations
valued at $83,640,001, 5.75% 8.96%, 12/15/16
2/25/46) (d)(e)		83,021	82,000

See accompanying notes which are an integral part of the financial statements.

Annual Report	16

Repurchase Agreements continued
	Maturity	Value (Note 1)
	Amount (000s)	(000s)

With: – continued
J.P. Morgan Securities, Inc. At 4.98%, dated 3/29/06 due
5/11/06 (Collateralized by Corporate Obligations
valued at $44,490,008, 7% – 8.25%, 8/1/10 –
3/10/14) (d)(e)	$ 42,250	$ 42,000
Lehman Brothers, Inc. At 4.93%, dated 4/28/06 due
5/1/06 (Collateralized by Commercial Paper
Obligations valued at $204,001,456, 0%,
5/10/06 – 7/20/06)	200,082	200,000
Merrill Lynch, Pierce, Fenner & Smith At:
4.93%, dated 4/28/06 due 5/1/06 (Collateralized by
Commercial Paper Obligations valued at
$20,400,534, 0%, 5/23/06)	20,008	20,000
5.01%, dated 4/21/06 due 7/19/06 (Collateralized
by Corporate Obligations valued at $86,185,480,
6.38% - 9.88%, 4/1/08 – 6/30/21) (d)(e)	83,016	82,000
Morgan Stanley & Co. At 4.88%, dated 3/29/06 due
5/11/06 (Collateralized by Mortgage Loan Obligations
valued at $116,710,086, 0% – 7.25%, 4/25/17 -
9/13/45)	110,641	110,000

TOTAL REPURCHASE AGREEMENTS		1,484,504

TOTAL INVESTMENT PORTFOLIO 102.0%
(Cost $5,575,929)		5,575,929

NET OTHER ASSETS – (2.0)%		(106,822)

NET ASSETS 100%		$ 5,469,107

Security Type Abbreviations
CP	—	COMMERCIAL PAPER
TRAN	—	TAX AND REVENUE
	—	ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND NOTE

Legend (a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $630,258,000
or 11.5% of net assets.

(c) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end. The due dates on
these types of securities reflect the next
interest rate reset date or, when
applicable, the final maturity date.

(e) The maturity amount is based on the
rate at period end.

(f) Restricted securities Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $444,000,000
or 8.1% of net assets.

Additional information on each holding is as follows:

	Acquisition	Cost
Security	Date	(000s)
Goldman Sachs
Group, Inc.:
4.85%, 5/30/06	8/26/04	$ 55,000
4.90%, 5/9/06	1/9/06	$ 60,000
4.91%, 5/10/06	11/10/05	$ 60,000
4.91%, 5/11/06	10/11/05	$ 17,000
ING USA Annuity &
Life Insurance Co.
5.03%, 6/26/06	6/23/05	$ 11,000
Jackson National
Life Insurance Co.
5.13%, 7/1/06	3/31/03	$ 34,000
Metropolitan Life
Insurance Co.
5.11%, 7/3/06	3/26/02	$ 25,000
Monumental Life
Insurance Co.:
4.88%, 5/2/06	2/1/00	$ 35,000
4.97%, 5/2/06	7/31/98 -
	9/17/98	$ 29,000

	Acquisition	Cost
Security	Date	(000s)
New York Life
Insurance Co.
5.06%, 6/30/06	2/28/02	$ 60,000

Security Life of
Denver Insurance Co.
4.89%, 5/30/06	8/26/05	$ 8,000

Transamerica
Occidental Life
Insurance Co.
4.85%, 5/2/06	4/28/00	$ 50,000

Income Tax Information

At April 30, 2006, the fund had a capital loss carryforward of approximately $742,000 of which $2,000, $96,000, $402,000 and $242,000 will expire on April 30, 2008, 2012, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report 18

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)		April 30, 2006

Assets
Investment in securities, at value (including repurchase
agreements of $1,484,504)
See accompanying schedule:
Unaffiliated issuers (cost $5,575,929)		$ 5,575,929
Cash		173
Receivable for investments sold		5,000
Receivable for fund shares sold		26,707
Interest receivable		22,477
Other affiliated receivables		51
Total assets		5,630,337

Liabilities
Payable for investments purchased
Regular delivery	$ 33,881
Delayed delivery	107,000
Payable for fund shares redeemed	16,824
Distributions payable	1,085
Accrued management fee	1,957
Other affiliated payables	167
Other payables and accrued expenses	316
Total liabilities		161,230

Net Assets		$ 5,469,107
Net Assets consist of:
Paid in capital		$ 5,469,609
Distributions in excess of net investment income		(167)
Accumulated undistributed net realized gain (loss) on
investments		(335)
Net Assets, for 5,469,471 shares outstanding		$ 5,469,107
Net Asset Value, offering price and redemption price per
share ($5,469,107 ÷ 5,469,471 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Year ended April 30, 2006

Investment Income
Interest (including $40 from affiliated interfund lending)		$ 232,558

Expenses
Management fee	$ 24,337
Independent trustees’ compensation	24
Appreciation in deferred trustee compensation account	5
Total expenses before reductions	24,366
Expense reductions	(157)	24,209

Net investment income		208,349
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		29
Net increase in net assets resulting from operations		$ 208,378

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Statement of Changes in Net Assets
	Year ended	Year ended
	April 30,	April 30,
Amounts in thousands	2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 208,349	$ 85,576
Net realized gain (loss)	29	(620)
Net increase in net assets resulting from operations	208,378	84,956
Distributions to shareholders from net investment income	(208,416)	(85,601)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	4,049,087	3,254,419
Reinvestment of distributions	198,090	81,691
Cost of shares redeemed	(4,343,515)	(3,442,519)
Net increase (decrease) in net assets and shares
resulting from share transactions	(96,338)	(106,409)
Total increase (decrease) in net assets	(96,376)	(107,054)

Net Assets
Beginning of period	5,565,483	5,672,537
End of period (including distributions in excess of net
investment income of $167 and distributions in excess
of net investment income of $165, respectively)	$ 5,469,107	$ 5,565,483

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Financial Highlights

Years ended April 30,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value,
beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment
Operations
Net investment income	036	.015	.008	.013	.028
Distributions from net investment
income	(.036)	(.015)	(.008)	(.013)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA,B	3.64%	1.54%	.81%	1.35%	2.81%
Ratios to Average Net AssetsC
Expenses before reductions	42%	.42%	.42%	.42%	.43%
Expenses net of fee waivers,
if any	42%	.42%	.42%	.42%	.43%
Expenses net of all reductions	.42%	.42%	.42%	.42%	.42%
Net investment income	3.59%	1.52%	.81%	1.35%	2.82%
Supplemental Data
Net assets, end of period
(in millions)	$ 5,469	$ 5,565	$ 5,673	$ 7,063	$ 8,306

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the account closeout fee.
C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Notes to Financial Statements

For the period ended April 30, 2006 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan Money Market to Fidelity Money Market Fund effective August 15, 2005.The trust is registered under the Invest ment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compli ance with certain conditions under Rule 2a 7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity money marketfunds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

23 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)
1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ —
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	—
Undistributed ordinary income	407
Capital loss carryforward	(742)

Cost for federal income tax purposes	$ 5,575,929
The tax character of distributions paid was as follows:
	April 30, 2006	April 30, 2005
Ordinary Income	$ 208,416	$ 85,601

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repur chase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

24

2. Operating Policies continued

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee that is based on an annual rate of .42% of the fund’s average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $89 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other

25 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)
3. Fees and Other Transactions with Affiliates continued
Interfund Lending Program continued

participating affiliated funds. At period end, there were no interfund loans outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	Average Daily	Weighted Average
Borrower or Lender	Loan Balance	Interest Rate
Lender	$ 13,746	4.18%

4. Expense Reductions.

Through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s management fee. During the period, these credits reduced the fund’s management fee by $157.

5. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Annual Report

26

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hereford Street Trust and the Shareholders of Fidelity Money Market Fund (formerly Spartan Money Market Fund):

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Money Market Fund (formerly Spartan Money Market Fund) (a fund of Fidelity Hereford Street Trust) at April 30, 2006, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial state ments”) are the responsibility of the Fidelity Money Market Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial state ments, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts June 7, 2006

27 Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 335 funds advised by FMR or an affiliate. Mr. McCoy oversees 337 funds advised by FMR or an affiliate. Mr. Gamper oversees 280 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1993

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006 present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (1999 present) of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Annual Report

28

Name, Age; Principal Occupation Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Money Market (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present) and FMR Co., Inc. (2005 present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005 present) and FMR Corp. (2003 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Corp. (1998 2002). In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005 present), Fidelity Investments Money Management, Inc. (2005 present), and FMR Co., Inc. (2005 present). Mr. Reynolds also serves as a Director (2003 present) and Chief Operating Officer (2000 present) of FMR Corp. and a Director of Strategic Advisers, Inc. (2005 present). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

29 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005 present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006 present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Annual Report

30

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001).

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business out sourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

31 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16 school system).

Annual Report

32

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1999). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

33 Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Hereford Street Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993 2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984 present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002 present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998 present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Hereford Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (1999 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as the Chairman of the Inner City Scholarship Fund.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of Money Market. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

Annual Report

34

Name, Age; Principal Occupation Charles S. Morrison (45)

Year of Election or Appointment: 2005

Vice President of Money Market. Mr. Morrison also serves as Vice President of Fidelity’s Money Market Funds (2005 present) and certain Asset Allocation Funds (2002 present). Previously, he served as Vice President of Fidelity’s Bond Funds (2002 2005) and certain Balanced Funds (2002 2005). He served as Vice President (2002 2005) and Bond Group Leader (2002 2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002 present) and FMR (2002 present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (58)

Year of Election or Appointment: 2002

Vice President of Money Market. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003 present) and an Executive Vice President of FMR (2005 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002).

Kenneth J. Anderson (41)

Year of Election or Appointment: 2004

Vice President of Money Market. Mr. Anderson also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Anderson worked as a trader, research analyst and portfolio manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Money Market. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Research & Analysis Company (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

35 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Money Market. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of Money Market. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004 present) and is a Vice President (2003 present) and an employee (2002 present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti Money Laundering (AML) officer of Money Market. Mr. Ganis also serves as AML officer of other Fidelity funds (2006 present) and FMR Corp. (2003 present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000 2002).

Paul M. Murphy (59)

Year of Election or Appointment: 2005

Chief Financial Officer of Money Market. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Money Market. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004 present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002 present). He is Chief Compliance Officer of FMR (2005 present), FMR Co., Inc. (2005 present), Fidelity Management & Research (U.K.) Inc. (2005 present), Fidelity Research & Analysis Company (2005 present), Fidelity Investments Money Management, Inc. (2005 present), and Strategic Advisers, Inc. (2005 present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

Annual Report

36

Name, Age; Principal Occupation Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Money Market. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Money Market. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Money Market. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Money Market. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1989

Assistant Treasurer of Money Market. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of Money Market. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

37 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Mark Osterheld (51)

Year of Election or Appointment: 2002

Assistant Treasurer of Money Market. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Money Market. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Money Market. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

Annual Report

38

Distributions

A total of .26% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $83,160,165 of distributions paid during the period January 1, 2006 to April 30, 2006 as qualifying to be taxed as interest related dividends for non resident alien shareholders.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

39 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Money Market Fund (formerly Spartan Money Market Fund)

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Annual Report

40

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

41 Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report 42

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

43 Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL
1572 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Annual Report 44

Missouri
8885 Ladue Road
Ladue, MO

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC 1900 K Street, N.W. Washington, DC Wisconsin 595 North Barker Road Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

45 Annual Report

45

Annual Report

46

47 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments Money
Management, Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International
Investment Advisors
Fidelity International
Investment Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

SPM-UANN-0606 1.784732.103

Fidelity® Government Money Market Fund (formerly Spartan® U.S. Government Money Market Fund)

Annual Report April 30, 2006

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Shareholder Expense	5	An example of shareholder expenses.
Example
Investment Changes/	6	A summary of major shifts in the fund’s
Performance		investments over the past six months and
		one year, and performance information.
Investments	7	A complete list of the fund’s investments.
Financial Statements	9	Statements of assets and liabilities,
		operations, and changes in net assets, as
		well as financial highlights.
Notes	13	Notes to the financial statements.
Report of Independent	16
Registered Public
Accounting Firm
Trustees and Officers	17
Distributions	28
Board Approval of	29
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Actual	$ 1,000.00	$ 1,020.10	$ 2.10
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,022.71	$ 2.11

* Expenses are equal to the Fund’s annualized expense ratio of .42%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

5 Annual Report

Investment Changes/Performance

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	4/30/06	10/31/05	4/30/05
0 – 30	72.9	77.7	71.2
31 – 90	17.8	15.2	21.2
91 – 180	4.7	3.6	7.6
181 – 397	4.6	3.5	0.0
Weighted Average Maturity
	4/30/06	10/31/05	4/30/05
Fidelity Government Money Market Fund	32 Days	28 Days	24 Days
Government Retail Money Market
Funds Average*	34 Days	33 Days	36 Days

Current and Historical Seven Day Yields
	5/2/06	1/31/06	11/1/05	8/2/05	5/3/05
Fidelity Government Money
Market Fund	4.41%	4.05%	3.52%	2.92%	2.54%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report 6

Investments April 30, 2006
Showing Percentage of Net Assets
Federal Agencies 27.3%
Due	Annualized Yield at	Principal	Value
Date	Time of Purchase	Amount	(Note 1)
Fannie Mae – 12.4%
Agency Coupons – 11.5%
5/22/06	4.67% (a)	$ 5,000,000	$ 4,999,820
6/21/06	4.81 (a)	20,000,000	19,994,527
6/22/06	4.81 (a)	29,000,000	28,988,442
			53,982,789

Discount Notes – 0.9%
7/28/06	3.88	4,242,000	4,203,167
			58,185,956
Federal Home Loan Bank – 5.7%
Agency Coupons – 5.7%
5/2/06	4.57 (a)	5,000,000	4,999,118
6/13/06	4.77 (a)	18,000,000	17,998,317
3/5/07	5.27	3,630,000	3,618,484
			26,615,919

Freddie Mac – 9.2%
Discount Notes – 9.2%
7/25/06	4.01	5,100,000	5,053,640
7/25/06	4.60	3,690,000	3,650,794
7/25/06	4.61	3,335,000	3,299,526
9/27/06	4.26	5,000,000	4,915,463
9/29/06	4.51	2,300,000	2,258,228
10/17/06	4.53	2,745,000	2,689,074
10/23/06	4.90	3,630,000	3,546,359
12/1/06	4.72	4,500,000	4,379,358
1/9/07	4.75	1,995,000	1,931,319
1/17/07	4.76	3,560,000	3,442,642
1/18/07	5.11	5,000,000	4,821,694
1/19/07	4.81	3,535,000	3,416,282
			43,404,379

TOTAL FEDERAL AGENCIES			128,206,254

U.S. Treasury Obligations 2.8%

U.S. Treasury Bills – 2.8%
5/25/06	4.51%	5,000,000	4,985,150
8/3/06	4.50	4,980,000	4,922,785
8/3/06	4.53	3,505,000	3,464,457
TOTAL U.S. TREASURY OBLIGATIONS			13,372,392

See accompanying notes which are an integral part of the financial statements.

7 Annual Report

Investments continued

Repurchase Agreements 69.6%
	Maturity	Value
	Amount	(Note 1)
In a joint trading account (Collateralized by U.S.
Government Obligations) dated 4/28/06
due 5/1/06 at 4.81% (b)	$ 326,503,777	$326,373,000
TOTAL INVESTMENT PORTFOLIO 99.7%
(Cost $467,951,646)		467,951,646

NET OTHER ASSETS – 0.3%		1,261,834
NET ASSETS 100%		$ 469,213,480

Legend

(a) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end. The due dates on
these types of securities reflect the next
interest rate reset date or, when
applicable, the final maturity date.

(b) Additional information on each
counterparty to the repurchase
agreement is as follows:

Repurchase Agreement/		Value
Counterparty
$326,373,000 due
5/1/06 at 4.81%
Bank of America,
National Association		$ 54,414,940
Barclays Capital Inc.		98,224,130
Bear Stearns & Co. Inc.	.	30,695,041
Countrywide Securities
Corporation		49,112,065
Credit Suisse First Boston
LLC		36,834,049
Morgan Stanley & Co.
Incorporated.		41,131,354
WestLB AG		15,961,421
		$ 326,373,000

Income Tax Information

At April 30, 2006, the fund had a capital loss carryforward of approximately $73,402 of which $13,793, $57,321 and $2,288 will expire on April 30, 2012, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report 8

Financial Statements

Statement of Assets and Liabilities
		April 30, 2006

Assets
Investment in securities, at value (including repurchase
agreements of $326,373,000)
See accompanying schedule:
Unaffiliated issuers (cost $467,951,646)		$ 467,951,646
Cash		364
Receivable for fund shares sold		1,827,931
Interest receivable		652,120
Total assets		470,432,061

Liabilities
Payable for fund shares redeemed	$ 978,290
Distributions payable	69,948
Accrued management fee	167,270
Other affiliated payables	3,073
Total liabilities		1,218,581

Net Assets		$ 469,213,480
Net Assets consist of:
Paid in capital		$ 469,261,414
Undistributed net investment income		25,468
Accumulated undistributed net realized gain (loss) on
investments		(73,402)
Net Assets, for 469,226,206 shares outstanding		$ 469,213,480
Net Asset Value, offering price and redemption price per
share ($469,213,480 ÷ 469,226,206 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

Financial Statements continued

Statement of Operations
	Year ended April 30, 2006

Investment Income
Interest		$ 19,489,396

Expenses
Management fee	$ 2,085,399
Independent trustees’ compensation	2,234
Total expenses before reductions	2,087,633
Expense reductions	(6,757)	2,080,876

Net investment income		17,408,520
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		18,194
Net increase in net assets resulting from operations		$ 17,426,714

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Statement of Changes in Net Assets
	Year ended	Year ended
	April 30,	April 30,
	2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 17,408,520	$ 7,859,318
Net realized gain (loss)	18,194	(69,529)
Net increase in net assets resulting from operations	17,426,714	7,789,789
Distributions to shareholders from net investment income	(17,417,142)	(7,890,814)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	268,873,386	221,239,371
Reinvestment of distributions	16,590,635	7,495,520
Cost of shares redeemed	(318,514,896)	(306,530,750)
Net increase (decrease) in net assets and shares re-
sulting from share transactions	(33,050,875)	(77,795,859)
Total increase (decrease) in net assets	(33,041,303)	(77,896,884)

Net Assets
Beginning of period	502,254,783	580,151,667
End of period (including undistributed net investment
income of $25,468 and undistributed net investment
income of $34,090, respectively)	$ 469,213,480	$ 502,254,783

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Financial Highlights

Years ended April 30,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value,
beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment
Operations
Net investment income	.035	.015	.007	.013	.028
Distributions from net invest
ment income	(.035)	(.015)	(.007)	(.013)	(.028)
Net asset value,
end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA,B	3.56%	1.49%	.75%	1.30%	2.84%
Ratios to Average Net AssetsC
Expenses before reductions	.42%	.42%	.42%	.42%	.43%
Expenses net of fee waivers,
if any	.42%	.42%	.42%	.42%	.43%
Expenses net of all reductions	.42%	.42%	.42%	.42%	.42%
Net investment income	3.50%	1.45%	.76%	1.31%	2.75%
Supplemental Data
Net assets, end of period
(000 omitted)	$ 469,213	$ 502,255	$ 580,152	$ 739,139	$ 918,804

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the account closeout fee.
C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements.
Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Notes to Financial Statements

For the period ended April 30, 2006

1. Significant Accounting Policies.

Fidelity Government Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan U.S. Government Money Market Fund to Fidelity Government Money Market Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compli ance with certain conditions under Rule 2a 7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

13 Annual Report

Notes to Financial Statements continued
1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ —
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	—
Undistributed ordinary income	28,540
Capital loss carryforward	(73,402)

Cost for federal income tax purposes	$ 467,951,646
The tax character of distributions paid was as follows:
	April 30, 2006	April 30, 2005
Ordinary Income	$ 17,417,142	$ 7,890,814

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repur chase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee that is based on an annual rate of .42% of the fund’s average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

Annual Report

14

3. Fees and Other Transactions with Affiliates continued
Management Fee - continued

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $3,539 for the period.

4. Expense Reductions.

Through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s management fee. During the period, these credits reduced the fund’s management fee by $6,757.

5. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

15 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hereford Street Trust and the Shareholders of Fidelity Government Money Market Fund (formerly Spartan U.S. Government Money Market Fund):

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Money Market Fund (formerly Spartan U.S. Government Money Market Fund) (a fund of Fidelity Hereford Street Trust) at April 30, 2006, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Government Money Market Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts June 7, 2006

Annual Report

16

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 335 funds advised by FMR or an affiliate. Mr. McCoy oversees 337 funds advised by FMR or an affiliate. Mr. Gamper oversees 280 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1993

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006 present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (1999 present) of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

17 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Government Money Market (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present) and FMR Co., Inc. (2005 present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005 present) and FMR Corp. (2003 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Corp. (1998 2002). In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005 present), Fidelity Investments Money Management, Inc. (2005 present), and FMR Co., Inc. (2005 present). Mr. Reynolds also serves as a Director (2003 present) and Chief Operating Officer (2000 present) of FMR Corp. and a Director of Strategic Advisers, Inc. (2005 present). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

18

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005 present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006 present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

19 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001).

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

Annual Report

20

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16 school system).

21 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1999). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management posi tions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Annual Report

22

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Hereford Street Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993 2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984 present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002 present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998 present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Hereford Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (1999 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as the Chairman of the Inner City Scholarship Fund.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of Government Money Market. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

23 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Charles S. Morrison (45)

Year of Election or Appointment: 2005

Vice President of Government Money Market. Mr. Morrison also serves as Vice President of Fidelity’s Money Market Funds (2005 present) and certain Asset Allocation Funds (2002 present). Previously, he served as Vice President of Fidelity’s Bond Funds (2002 2005) and certain Balanced Funds (2002 2005). He served as Vice President (2002 2005) and Bond Group Leader (2002 2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002 present) and FMR (2002 present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (58)

Year of Election or Appointment: 2002

Vice President of Government Money Market. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003 present) and an Executive Vice President of FMR (2005 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002).

Timothy R. Huyck (41)

Year of Election or Appointment: 2004

Vice President of Government Money Market. Mr. Huyck also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Huyck worked as a trader and portfolio manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Government Money Market. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Research & Analysis Company (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Annual Report

24

Name, Age; Principal Occupation

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Government Money Market. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of Government Money Market. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004 present) and is a Vice President (2003 present) and an employee (2002 present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti Money Laundering (AML) officer of Government Money Market. Mr. Ganis also serves as AML officer of other Fidelity funds (2006 present) and FMR Corp. (2003 present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000 2002).

Paul M. Murphy (59)

Year of Election or Appointment: 2005

Chief Financial Officer of Government Money Market. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Government Money Market. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004 present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002 present). He is Chief Compliance Officer of FMR (2005 present), FMR Co., Inc. (2005 present), Fidelity Management & Research (U.K.) Inc. (2005 present), Fidelity Research & Analysis Company (2005 present), Fidelity Investments Money Management, Inc. (2005 present), and Strategic Advisers, Inc. (2005 present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

25 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Government Money Market. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice Presi dent of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Government Money Market. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Government Money Market. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Man ager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Government Money Market. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1990

Assistant Treasurer of Government Money Market. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Annual Report

26

Name, Age; Principal Occupation Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of Government Money Market. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (51)

Year of Election or Appointment: 2002

Assistant Treasurer of Government Money Market. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Government Money Market. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Government Money Market. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Invest ments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

27 Annual Report

Distributions

A total of 7.95% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $6,779,053 of distributions paid during the period January 1, 2006 to April 30, 2006 as qualifying to be taxed as interest related dividends for non resident alien shareholders.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

28

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Money Market Fund (formerly Spartan U.S. Government Money Market Fund)

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the

29 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Annual Report

30

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

31 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments
Money Management, Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

SPU UANN-0606 1.784733.103

Fidelity® U.S. Treasury Money Market Fund (formerly Spartan® U.S. Treasury Money Market Fund)

Annual Report April 30, 2006

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Shareholder Expense	5	An example of shareholder expenses.
Example
Investment Changes/	6	A summary of major shifts in the fund’s
Performance		investments over the past six months and
		one year, and performance information.
Investments	7	A complete list of the fund’s investments.
Financial Statements	9	Statements of assets and liabilities,
		operations, and changes in net assets, as
		well as financial highlights.
Notes	13	Notes to the financial statements.
Report of Independent	16
Registered Public
Accounting Firm
Trustees and Officers	17
Distributions	28
Board Approval of	29
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report 2

This report and the financial statements contained herein are submitted for the general in-
formation of the shareholders of the fund. This report is not authorized for distribution to pro-
spective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle invest ing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Actual	$ 1,000.00	$ 1,018.70	$ 2.40
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,022.41	$ 2.41

* Expenses are equal to the Fund’s annualized expense ratio of .48%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

5 Annual Report

Investment Changes/Performance

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	4/30/06	10/31/05	4/30/05
0 – 30	43.3	61.3	45.4
31 – 90	46.2	34.1	53.6
91 – 180	9.2	3.6	1.0
181 – 397	1.3	1.0	0.0
Weighted Average Maturity
	4/30/06	10/31/05	4/30/05
Fidelity U.S. Treasury Money Market Fund	46 Days	39 Days	39 Days
Treasury Retail Money Market Funds
Average*	55 Days	48 Days	53 Days

Current and Historical Seven Day Yields
	5/2/06	1/31/06	11/1/05	8/2/05	5/30/05
Fidelity U.S. Treasury
Money Market Fund	4.18%	3.71%	3.24%	2.69%	2.35%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report 6

Investments April 30, 2006
Showing Percentage of Net Assets

U.S. Treasury Obligations 99.6%
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
U.S. Treasury Bills – 68.0%
5/11/06	4.56%	$ 142,873	$ 142,693
5/11/06	4.57	36,122	36,076
5/18/06	4.49	84,000	83,824
5/25/06	4.51 (a)	130,000	129,614
5/25/06	4.54	46,500	46,360
6/1/06	4.55	46,500	46,319
6/8/06	4.54	90,000	89,573
6/8/06	4.56	115,000	114,453
6/15/06	4.58	90,000	89,491
6/22/06	4.60	125,000	124,178
6/29/06	4.55	60,000	59,558
7/20/06	4.65	13,119	12,985
7/20/06	4.67	54,000	53,447
7/27/06	4.45	18,000	17,811
7/27/06	4.71	81,500	80,583
8/3/06	4.50	37,600	37,168
8/17/06	4.66	36,000	35,509
			1,199,642
U.S. Treasury Notes – 31.6%
5/15/06	4.40	193,000	193,009
5/15/06	4.56	128,000	127,871
5/31/06	4.40	47,500	47,424
5/31/06	4.61	56,000	55,900
6/30/06	4.20	20,000	19,951
8/15/06	4.80	90,000	89,357
11/15/06	4.85	23,393	23,102
			556,614

TOTAL INVESTMENT PORTFOLIO 99.6%
(Cost $1,756,256)			1,756,256

NET OTHER ASSETS – 0.4%			7,098
NET ASSETS 100%			$ 1,763,354

See accompanying notes which are an integral part of the financial statements.

7 Annual Report

Investments continued

Legend

(a) Security or a portion of the security was
pledged to cover open reverse
repurchase agreements. At the period
end, the value of securities pledged
amounted to $87,858,000. The
principal amount of the outstanding
reverse repurchase agreement is
$87,829,000.

Income Tax Information

At April 30, 2006, the fund had a capital loss carryforward of approximately $650,000 of which $51,000, $205,000, $376,000 and $18,000 will expire on April 30, 2011, 2012, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report 8

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)		April 30, 2006

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $1,756,256)		$ 1,756,256
Receivable for investments sold		177,756
Receivable for fund shares sold		5,372
Interest receivable		7,289
Other receivables		5
Total assets		1,946,678

Liabilities
Payable for investments purchased	$ 89,799
Payable for fund shares redeemed	4,666
Distributions payable	360
Accrued management fee	632
Collateral on reverse repurchase agreement payable	87,861
Other affiliated payables	6
Total liabilities		183,324

Net Assets		$ 1,763,354
Net Assets consist of:
Paid in capital		$ 1,764,010
Distributions in excess of net investment income		(6)
Accumulated undistributed net realized gain (loss) on
investments		(650)
Net Assets, for 1,763,540 shares outstanding		$ 1,763,354
Net Asset Value, offering price and redemption price per
share ($1,763,354 ÷ 1,763,540 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Year ended April 30, 2006

Investment Income
Interest		$ 71,331

Expenses
Management fee	$ 7,991
Independent trustees’ compensation	8
Interest	1,956
Total expenses before reductions	9,955
Expense reductions	(52)	9,903

Net investment income		61,428
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(16)
Net increase in net assets resulting from operations		$ 61,412

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Statement of Changes in Net Assets
		Year ended	Year ended
		April 30,	April 30,
Amounts in thousands		2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income		$ 61,428	$ 29,373
Net realized gain (loss)		(16)	(345)
Net increase in net assets resulting from operations	.	61,412	29,028
Distributions to shareholders from net investment income	.	(61,425)	(29,377)
Distributions to shareholders from net realized gain		—	(223)
Total distributions		(61,425)	(29,600)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares		1,319,338	1,175,870
Reinvestment of distributions		57,839	27,834
Cost of shares redeemed		(1,648,815)	(1,402,818)
Net increase (decrease) in net assets and shares
resulting from share transactions		(271,638)	(199,114)
Total increase (decrease) in net assets		(271,651)	(199,686)

Net Assets
Beginning of period		2,035,005	2,234,691
End of period (including distributions in excess of net
investment income of $6 and undistributed net
investment income of $49, respectively)		$ 1,763,354	$ 2,035,005

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Financial Highlights

Years ended April 30,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value,
beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment
Operations
Net investment income	.032	.014	.006	.012	.026
Net realized and unrealized
gain (loss)D	—	—	—	—	—
Total from investment
operations	.032	.014	.006	.012	.026
Distributions from net investment
income	(.032)	(.014)	(.006)	(.012)	(.026)
Distributions from net realized
gain	—	—D	—	—	—
Total distributions	(.032)	(.014)	(.006)	(.012)	(.026)
Net asset value,
end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA,B	3.29%	1.38%	.65%	1.23%	2.66%
Ratios to Average Net AssetsC
Expenses before reductions	.52%	.46%	.42%	.42%	.43%
Expenses net of fee waivers,
if any	52%	.46%	.42%	.42%	.43%
Expenses net of all reductions	.52%	.46%	.42%	.42%	.42%
Net investment income	3.22%	1.34%	.65%	1.21%	2.57%
Supplemental Data
Net assets, end of period
(in millions)	$ 1,763	$ 2,035	$ 2,235	$ 2,613	$ 2,483

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the account closeout fee.
C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.
D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Notes to Financial Statements

For the period ended April 30, 2006 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity U.S. Treasury Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan U.S. Treasury Money Market Fund to Fidelity U.S. Treasury Money Market Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by com pliance with certain conditions under Rule 2a 7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

13 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)
1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation		$ —
Unrealized depreciation		—
Net unrealized appreciation (depreciation)		—
Capital loss carryforward		(650)

Cost for federal income tax purposes		$ 1,756,256
The tax character of distributions paid was as follows:
	April 30, 2006	April 30, 2005
Ordinary Income	$ 61,425	$ 29,600

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repur chase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the fund may enter into reverse repurchase agreements whereby the fund transfers securities to a counterparty who then agrees to transfer them back to the fund at a future date and agreed upon price, reflecting a rate of interest below market rate. The fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus accrued interest in return for the same securities transferred. The fund continues to receive interest pay ments on the transferred securities during the term of the reverse repurchase agree ment. During the period that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at

Annual Report

14

2. Operating Policies continued
Reverse Repurchase Agreements continued

least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding amounted to $84,570. The weighted average interest rate was 2.79% . Information regard ing reverse repurchase agreements open at period end is included at the end of the fund’s Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee that is based on an annual rate of .42% of the fund’s average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $9 for the period.

4. Expense Reductions.

Through arrangements with the fund’s custodian, credits realized as a result of unin vested cash balances were used to reduce the fund’s management fee. During the period, these credits reduced the fund’s management fee by $52.

5. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

15 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hereford Street Trust and the Shareholders of Fidelity U.S. Treasury Money Market Fund (formerly Spartan U.S. Treasury Money Market Fund):

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity U.S. Treasury Money Market Fund (formerly Spartan U.S. Treasury Money Market Fund) (a fund of Fidelity Hereford Street Trust) at April 30, 2006, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity U.S. Treasury Money Market Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts June 7, 2006

Annual Report

16

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 335 funds advised by FMR or an affiliate. Mr. McCoy oversees 337 funds advised by FMR or an affiliate. Mr. Gamper oversees 280 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1993

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006 present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (1999 present) of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

17 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of U.S. Treasury Money Market (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present) and FMR Co., Inc. (2005 present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005 present) and FMR Corp. (2003 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Corp. (1998 2002). In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005 present), Fidelity Investments Money Management, Inc. (2005 present), and FMR Co., Inc. (2005 present). Mr. Reynolds also serves as a Director (2003 present) and Chief Operating Officer (2000 present) of FMR Corp. and a Director of Strategic Advisers, Inc. (2005 present). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

18

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005 present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006 present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

19 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001).

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

Annual Report

20

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16 school system).

21 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1999). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Annual Report

22

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Hereford Street Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993 2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984 present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002 present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998 present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Hereford Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (1999 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as the Chairman of the Inner City Scholarship Fund.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of U.S. Treasury Money Market. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

23 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Charles S. Morrison (45)

Year of Election or Appointment: 2005

Vice President of U.S. Treasury Money Market. Mr. Morrison also serves as Vice President of Fidelity’s Money Market Funds (2005 present) and certain Asset Allocation Funds (2002 present). Previously, he served as Vice President of Fidelity’s Bond Funds (2002 2005) and certain Balanced Funds (2002 2005). He served as Vice President (2002 2005) and Bond Group Leader (2002 2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002 present) and FMR (2002 present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (58)

Year of Election or Appointment: 2002

Vice President of U.S. Treasury Money Market. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003 present) and an Executive Vice President of FMR (2005 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002).

Timothy R. Huyck (41)

Year of Election or Appointment: 2004

Vice President of U.S. Treasury Money Market. Mr. Huyck also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Huyck worked as a trader and portfolio manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of U.S. Treasury Money Market. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Research & Analysis Company (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Annual Report

24

Name, Age; Principal Occupation

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of U.S. Treasury Money Market. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of U.S. Treasury Money Market. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004 present) and is a Vice President (2003 present) and an employee (2002 present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti Money Laundering (AML) officer of U.S. Treasury Money Market. Mr. Ganis also serves as AML officer of other Fidelity funds (2006 present) and FMR Corp. (2003 present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000 2002).

Paul M. Murphy (59)

Year of Election or Appointment: 2005

Chief Financial Officer of U.S. Treasury Money Market. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of U.S. Treasury Money Market. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004 present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002 present). He is Chief Compliance Officer of FMR (2005 present), FMR Co., Inc. (2005 present), Fidelity Management & Research (U.K.) Inc. (2005 present), Fidelity Research & Analysis Company (2005 present), Fidelity Investments Money Management, Inc. (2005 present), and Strategic Advisers, Inc. (2005 present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

25 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of U.S. Treasury Money Market. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice Presi dent of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of U.S. Treasury Money Market. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of U.S. Treasury Money Market. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accoun tant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of U.S. Treasury Money Market. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1988

Assistant Treasurer of U.S. Treasury Money Market. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Annual Report

26

Name, Age; Principal Occupation Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of U.S. Treasury Money Market. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (51)

Year of Election or Appointment: 2002

Assistant Treasurer of U.S. Treasury Money Market. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of U.S. Treasury Money Market. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of U.S. Treasury Money Market. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Invest ments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

27 Annual Report

Distributions

A total of 100% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $23,668,187 of distributions paid during the period January 1, 2006 to April 30, 2006 as qualifying to be taxed as interest related dividends for non resident alien shareholders.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

28

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Treasury Money Market Fund (formerly Spartan U.S. Treasury Money Market Fund)

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the

29 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Annual Report

30

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

31 Annual Report

Investment Adviser
Fidelity Management & Research
Company
Boston, MA
Investment Sub Advisers
Fidelity Investments
Money Management, Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

TMM-UANN-0606 1.784734.103

Item 2. Code of Ethics

As of the end of the period, April 30, 2006, Fidelity Hereford Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended April 30, 2006 and April 30, 2005, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Government Money Market Fund, Fidelity Money Market Fund and Fidelity U.S. Treasury Money Market Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2006A	2005A
Fidelity Government Money Market Fund	$33,000	$32,000
Fidelity Money Market Fund	$52,000	$48,000
Fidelity U.S. Treasury Money Market Fund	$38,000	$37,000
All funds in the Fidelity Group of Funds audited by PwC	$12,500,000	$11,300,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended April 30, 2006 and April 30, 2005 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A	2005A
Fidelity Government Money Market Fund	$0	$0
Fidelity Money Market Fund	$0	$0
Fidelity U.S. Treasury Money Market Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended April 30, 2006 and April 30, 2005, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended April 30, 2006 and April 30, 2005, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2006A	2005A
Fidelity Government Money Market Fund	$1,800	$1,700
Fidelity Money Market Fund	$1,800	$1,700
Fidelity U.S. Treasury Money Market Fund	$1,800	$1,700
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended April 30, 2006 and April 30, 2005, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended April 30, 2006 and April 30, 2005, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2006A	2005A
Fidelity Government Money Market Fund	$1,400	$1,600
Fidelity Money Market Fund	$4,900	$5,500
Fidelity U.S. Treasury Money Market Fund	$2,400	$2,900
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended April 30, 2006 and April 30, 2005, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
PwC	$155,000	$450,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2006 and April 30, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2006 and April 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2006 and April 30, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2006 and April 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2006 and April 30, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2006 and April 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended April 30, 2006 and April 30, 2005, the aggregate fees billed by PwC of $1,100,000A and $1,350,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2006A	2005A
Covered Services	$170,000	$450,000
Non-Covered Services	$930,000	$900,000 B
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 21, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	June 21, 2006